INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INVENTORY
Schedule of Inventory

Inventory consists of the following (in thousands):

	June 30,	December 31,
	2021	2020
Raw materials	$5,678	$—
Work in process	4,346	2,896
Finished goods	15,383	6,812
Total inventory	$25,407	$9,708

Inventory is stated at the lower of cost or net realizable value, determined on a first-in, first-out basis, and consists of the following (in thousands):

	December 31,
	2020	2019
Work in process	$2,896	$1,081
Finished goods	6,812	7,324
Total inventory	$9,708	$8,405